Consolidated Balance Sheet Parentheticals (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	200,000,000	200,000,000	200,000,000
Common Stock, shares issued	9,333,753	8,645,652	4,144,967
Common Stock, shares outstanding	9,333,753	8,645,652	4,144,967